Document and Entity Information	Jan. 03, 2023
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 03, 2023
Entity Registrant Name	Oyster Point Pharma, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39112
Entity Tax Identification Number	81-1030955
Entity Address, Address Line One	202 Carnegie Center
Entity Address, Address Line Two	Suite 106
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	609
Local Phone Number	382-9032
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	OYST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	This amendment no. 1 (this “Amendment”) to Oyster Point Pharma, Inc.’s (the “Oyster Point’s”) Current Report on Form 8-K, originally filed with the Securities and Exchange Commission on January 3, 2023 (the “Original Form 8-K”) corrects an inadvertent typographical mistake in the Item 1.02. Termination of a Material Definitive Agreement. The Original Form 8-K stated that the aggregate payoff amount for the Credit Agreement and Guaranty, dated as of August 5, 2021, by and among Oyster Point, the subsidiary guarantors party thereto, the lenders party thereto and OrbiMed Royalty & Credit Opportunities III, LP (as amended from time to time, the “OrbiMed Credit Agreement”) was approximately $298.8 million. This Amendment corrects such mistake by amending and restating Item 1.02 of the Original Form 8-K to clarify that the aggregate payoff amount for the OrbiMed Credit Agreement was approximately $112.2 million. Except for this typographical mistake described above, this Amendment does not modify or update any of the other information set forth in the Original Form 8-K.
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001720725
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	202 Carnegie Center
Entity Address, Address Line Two	Suite 109
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540